LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
LOSS PER SHARE
16.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited shareholders	(2,658,184)	(2,176,340)	(1,966,680)	(269,433)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	3,623,838,985	3,558,354,940	3,658,088,876	3,658,088,876
Basic and diluted loss per share	(0.73)	(0.61)	(0.54)	(0.07)

For the years ended December 31, 2022, 2023 and 2024, the effects of unexercised options and unvested awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive.